Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity
Schedule of composition of share capital
	December 31, 2017		December 31, 2016
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of Shares
Ordinary shares of NIS 0.25 par value each	80,000,000	33,295,618	80,000,000	28,156,728

Schedule of issued and outstanding capital
Number of shares	NIS par value

Balance at December 31, 2015	28,119,728	7,029,932

Issuance of share capital	37,000	9,250

Balance at December 31, 2016	28,156,728	7,039,182

Issuance of share capital	5,138,890	1,284,722

Balance at December 31, 2017	33,295,618	8,323,904